Principal accounting policies (Revenue Recognition and Cost of Revenues - Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue recognition [Line Items]
Initial course term	6 months
Cost of revenues
Tax rate on service income from provision of advertising services in the PRC (as a percent)	3.00%
Surcharges on business taxes and VAT (as a percent)	12.00%	12.00%	12.00%
Minimum [Member]
Cost of revenues
VAT (as a percent)	6.00%
Maximum [Member]
Cost of revenues
VAT (as a percent)	17.00%
Advertising revenues [Member] | Minimum [Member]
Revenue recognition [Line Items]
Advertising revenues contract term	1 month
Advertising revenues [Member] | Maximum [Member]
Revenue recognition [Line Items]
Advertising revenues contract term	3 months
Period over which payments are due	3 months
Third Party Developed Online Games [Member] | Minimum [Member]
Revenue recognition [Line Items]
Period of revenue-sharing contracts	1 year
Estimated user relationship period	1 month
Third Party Developed Online Games [Member] | Maximum [Member]
Revenue recognition [Line Items]
Period of revenue-sharing contracts	2 years
Estimated user relationship period	6 months